UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09145

Investment Company Act File Number

Eaton Vance New York Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Income Trust

August 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 162.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 5.9%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$1,730	$1,967,287
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	2,535	2,827,437

		$4,794,724

Cogeneration — 1.4%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,150	$1,150,023

		$1,150,023

Education — 29.6%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/32	$775	$905,502
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	150	171,024
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/24	80	90,443
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/25	50	56,271
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/34	1,490	1,728,177
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	325	372,902
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	587,036
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	1,000	1,147,460
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	841,428
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	586,265
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,273,320
New York Dormitory Authority, (Fordham University), 5.50%, 7/1/36	1,000	1,165,250
New York Dormitory Authority, (New York University), 5.00%, 7/1/39	2,245	2,530,070
New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	2,250	2,656,822
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,837,325
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	378,524
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	469,876
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,695	1,840,906
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	2,000	2,290,300
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	305,239
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	735	803,642

		$24,037,782

Electric Utilities — 5.9%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$1,420	$1,720,003
Puerto Rico Electric Power Authority, 5.25%, 7/1/30	1,310	1,401,386
Suffolk County Industrial Development Agency, (KeySpan-Port Jefferson Energy Center, LLC), (AMT), 5.25%, 6/1/27	1,645	1,691,603

		$4,812,992

Escrowed/Prerefunded — 3.0%
Geneva Industrial Development Agency, (Hobart and William Smith Colleges), Prerefunded to 2/1/13, 5.375%, 2/1/33	$315	$321,804

Security	Principal Amount (000’s omitted)	Value
Suffolk County Industrial Development Agency, (Huntington Hospital), Prerefunded to 11/1/12, 6.00%, 11/1/22	$2,105	$2,125,566

		$2,447,370

General Obligations — 7.7%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$273,961
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/35	325	146,393
New York, 5.00%, 2/15/34(1)	4,000	4,620,960
New York City, 6.25%, 10/15/28	1,000	1,249,020

		$6,290,334

Health Care-Miscellaneous — 1.5%
New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$1,095	$1,089,175
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class H, 7.50%, 9/1/15	50	50,821
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class I, 7.50%, 9/1/15	100	101,643

		$1,241,639

Hospital — 20.0%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$152,950
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	960	1,112,880
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,070	1,072,033
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,490	2,591,642
New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,000	2,051,320
New York Dormitory Authority, (Miriam Osborm Memorial Home Association), 5.00%, 7/1/29(2)	280	303,635
New York Dormitory Authority, (Miriam Osborm Memorial Home Association), 5.00%, 7/1/42(2)	120	127,069
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,124,910
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	845	894,213
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/36	750	795,653
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,250	1,365,075
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	415	456,089
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	835	909,031
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,195	1,196,398
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	650	689,514
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,250	1,423,437

		$16,265,849

Housing — 15.2%
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	$1,500	$1,540,710
New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	2,620	2,745,105
New York Housing Finance Agency, 5.25%, 11/1/41	1,000	1,070,650
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,771,370
New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,500	1,559,835
New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,680	1,731,694
New York Mortgage Agency, (AMT), 5.125%, 10/1/37	900	934,542

		$12,353,906

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 6.3%
Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,114,550
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	1,000	1,166,420
Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), (AMT), 6.25%, 12/1/34	2,500	2,505,625
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	360	369,036

		$5,155,631

Insured-Education — 6.6%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,527,850
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	1,500	1,656,435
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	5,365	2,151,848

		$5,336,133

Insured-Electric Utilities — 2.1%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$1,365	$1,665,505

		$1,665,505

Insured-Other Revenue — 3.4%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31(3)	$2,645	$1,215,113
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	1,578,579

		$2,793,692

Insured-Special Tax Revenue — 3.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$4,440	$1,205,637
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	9,725	864,261
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,675	753,657

		$2,823,555

Insured-Transportation — 1.8%
Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	$1,475	$1,491,962

		$1,491,962

Insured-Water and Sewer — 1.3%
Nassau County Industrial Development Agency, (New York Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$1,000	$1,031,210

		$1,031,210

Other Revenue — 9.0%
Albany Industrial Development Agency, (Charitable Leadership Foundation), 5.75%, 7/1/26(4)	$1,270	$634,404
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	3,120	1,267,625
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	380	442,005
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,415	1,635,230
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,000	1,177,510
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,154,800

		$7,311,574

Senior Living/Life Care — 3.0%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,450	$1,450,652
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	1,004,532

		$2,455,184

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 18.9%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$1,500	$1,696,665
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(5)	2,100	2,539,404
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,000	1,160,690
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	1,000	1,170,390
New York State Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	7,144,320
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/32	900	1,026,873
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	644,670

		$15,383,012

Transportation — 10.7%
Metropolitan Transportation Authority, 5.00%, 11/15/37	$790	$853,129
New York Thruway Authority, 5.00%, 1/1/37	1,200	1,355,988
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	1,900	2,084,205
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	990	1,186,307
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	2,740	3,244,708

		$8,724,337

Water and Sewer — 5.9%
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(5)	$3,105	$3,746,120
Saratoga County Water Authority, 5.00%, 9/1/48	1,000	1,089,410

		$4,835,530

Total Tax-Exempt Investments — 162.7% (identified cost $120,249,467)		$132,401,944

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (41.5)%		$(33,725,239)

Other Assets, Less Liabilities — (21.2)%		$(17,314,358)

Net Assets — 100.0%		$81,362,347

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FNMA	-	Federal National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2012, 11.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 3.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Defaulted bond.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,640,524.

A summary of open financial instruments at August 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/12	43 U.S. 30-Year Treasury Bond	Short	$(6,438,835)	$(6,510,468)	$(71,633)

At August 31, 2012, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $71,633.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$101,726,989

Gross unrealized appreciation	$12,733,837
Gross unrealized depreciation	(1,373,882)

Net unrealized appreciation	$11,359,955

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$132,401,944	$—	$132,401,944
Total Investments	$—	$132,401,944	$—	$132,401,944

Liability Description
Futures Contracts	$(71,633)	$—	$—	$(71,633)
Total	$(71,633)	$—	$—	$(71,633)

The Trust held no investments or other financial instruments as of November 30, 2011 whose fair value was determined using Level 3 inputs. At August 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 25, 2012